PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,	June 30,
	2023	2024
	RMB	RMB
Furniture	18,277	17,173
Office equipment	164,261	163,553
Leasehold improvements	80,782	71,953
Total property and equipment	263,320	252,679
Less: accumulated depreciation	(197,256)	(188,445)
Property and equipment, net	66,064	64,234

Depreciation expense for property and equipment was allocated to the following:

	June 30,	June 30,
	2023	2024
	RMB	RMB
Cost of revenues	19,198	12,806
Selling and marketing expenses	1,187	611
General and administrative expenses	2,228	3,824
Research and development expenses	1	4
Total	22,614	17,245